Non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Non-current financial assets.
Schedule of non-current financial assets

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2020	2021
Cash reserve related to the liquidity agreement	80	72
Guarantee deposit related to the non-convertible bonds (Kreos 2018 contract)	320	—
Guarantee deposit related to the 2021 Kreos loan contract (see note 12.2.3)	—	104
Deferred day one loss related to debt component of the convertible notes and warrants issued to Kreos in 2021	—	1,065
Miscellaneous	13	10
Total non-current financial assets	413	1,251